UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2002

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Name:    John Hancock Life Insurance Company (U.S.A.)
Address: 601 Congress Street
         Boston, MA 02110-2805

Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Maureen Milet
Title:  Vice President & Chief Compliance Officer-Investments
Phone:  (617) 572-0203


         Maureen Milet        Boston, MA           February 25, 2013
         -------------        -------------        -----------------
         [Signature]          [City, State]        [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.


Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       82

Form 13F Information Table Value Total                   US $171,646 (thousands)


List of Other Included Managers:

No.           Form 13F File Number         Name
1                                          Maritime Life Assurance Company

                                                             Shares
                          Title       CUSIP         Value    or Prn   SH/ Put/  Investment    Other            VOTING AUTHORITY
Name of Issuer            of Class    Number      (x$1000)   Amount   PRN Call  Discretion    Manager         SOLE   SHARED   NONE
ABER DIAMOND CORP         COM         002893105        499     18,400 SH        DEFINED         1               0     18,400    0
AGNICO EAGLE MINES, LTD.  COM         008474108        506     22,900 SH        DEFINED         1               0     22,900    0
ALCAN INC                 COM         013716105      2,452     42,500 SH        DEFINED         1               0     42,500    0
ALLIANCE ATLANTIS         COM         01853E204        240     12,900 SH        DEFINED         1               0     12,900    0
AMPEX CORP.               COM         032092108         21    186,411 SH        SOLE                      186,411          0    0
ANGIOTECH PHARM           COM         034918102        300      5,300 SH        SOLE                            0          0    0
BALLARD POWER SYSTEMS     COM         05858H104        739     28,000 SH        DEFINED         1               0     28,000    0
BANK OF MONTREAL          COM         063671101      2,481     69,600 SH        DEFINED         1               0     69,600    0
BCE INC.                  COM         05534B109      7,821    296,350 SH        DEFINED         1               0    296,350    0
BIOMIRA                   COM         09161R106         75     17,700 SH        DEFINED         1               0     17,700    0
BOARDWALK EQUITIES        COM         096613104        162     10,800 SH        DEFINED         1               0     10,800    0
BRASCAN CORP              COM         10549P606      6,998    200,000 SH        DEFINED         1               0    200,000    0
BROOKFIELD PPTYS          COM         112900105        899     28,709 SH        DEFINED         1               0     28,709    0
BUDGET GROUP, INC.        COM         119003101        262  1,310,679 SH        SOLE                    1,310,679          0    0
CANADIAN 88 ENERGY        COM         13566G509        124     45,400 SH        DEFINED         1               0     45,400    0
CANADIAN IMPERIAL BANK    COM         136069101     11,440    235,400 SH        DEFINED         1               0    235,400    0
CANADIAN LIFE FINANCIAL   COM         135113108      2,016     54,200 SH        DEFINED         1               0     54,200    0
CANADIAN NATIONAL RY      COM         136375102      4,642     58,000 SH        DEFINED         1               0     58,000    0
CANADIAN PACIFIC RY       COM         13645T100      2,971     79,000 SH        DEFINED         1               0     79,000    0
CERTICOM CORP             COM         156915100          9     10,200 SH        DEFINED         1               0     10,200    0
CHC HELICOPTER CORP       COM         12541C203        207      6,000 SH        DEFINED         1               0      6,000    0
COGNICASE INC             COM         192423100        130     20,900 SH        DEFINED         1               0     20,900    0
COINSTAR INC.             COM         19259P300        856     35,000 SH        SOLE                        35000          0    0
COREL CORP.               COM         21868Q109         30     26,800 SH        DEFINED         1               0     26,800    0
CREO PRODUCTS             COM         13566G509        273     16,400 SH        DEFINED         1               0     16,400    0
CRYPTOLOGIC INC           COM         228906103         73      3,100 SH        DEFINED         1               0      3,100    0
CRYSTALLEX INTL CORP      COM         22942F101         82     26,100 SH        DEFINED         1               0     26,100    0
DEAN FOODS                COM         242370104      4,185    112,196 SH        SOLE                      154,747          0    0
DECOMA INTL               COM         13566G509        115      6,800 SH        DEFINED         1               0      6,800    0
DESCARTES SYSTEMS         COM         249906108        200     16,900 SH        DEFINED         1               0     16,900    0
DEVON ENERGY CORP         COM         25179M103      7,626    154,747 SH        SOLE                      154,747          0    0
DOREL INDUSTRIES          COM         25822C205        253      8,100 SH        DEFINED         1               0      8,100    0
ECHO BAY MINES            COM         278751102         68     45,700 SH        DEFINED         1               0     45,700    0
EXFO-ELECTRO OPTIC        COM         302043104         77      7,700 SH        DEFINED         1               0      7,700    0
ENBRIDGE INC.             COM         29250N105      9,362    209,300 SH        DEFINED         1               0    209,300    0
EXTENDICARE INC.          COM         30224T871        112     20,700 SH        DEFINED         1               0     20,700    0
FIRSTSERVICE CORP         COM         33761N109        155      4,400 SH        DEFINED         1               0      4,400    0
FOUR SEASONS HOTELS       SUB VTG SHS 35100E104      1,479     17,500 SH        DEFINED         1               0     17,500    0
FORDING INC               COM         345426100        540     17,300 SH        DEFINED         1               0     17,300    0
GSI LUMONICS              COM         345426100        212     13,300 SH        DEFINED         1               0     13,300    0
GT GROUP TELECOM          COM         362359408         12     21,200 SH        DEFINED         1               0     21,200    0
GLAMIS GOLD, LTD.         COM         376775102        230     27,700 SH        DEFINED         1               0     27,700    0
GOLDCORP INC              COM         380956409        766     27,600 SH        DEFINED         1               0     27,600    0
GOLDEN STATE VINTNERS     COM         38121K208      2,305    658,695 SH        SOLE                       658695          0    0
HEMOSAOL                  COM         42369K102         63     13,500 SH        DEFINED         1               0     13,500    0
HUMMINGBIRD COMMUN        COM         44544R101        205      6,200 SH        DEFINED         1               0      6,200    0
HURRICANE HYDROCARBON     COM         44779E106        453     19,000 SH        DEFINED         1               0     19,000    0
ID BIOMEDICAL             COM         44936D108         53      5,580 SH        DEFINED         1               0      5,580    0
IMPERIAL OIL              COM         453038408      1,778     57,000 SH        DEFINED         1               0     57,000    0
INTERTAPE PLYMR GRP       COM         460919103        163     11,200 SH        DEFINED         1               0     11,200    0
INTRAWEST CORP.           COM         460915200        384     15,400 SH        DEFINED         1               0     15,400    0
IPSCO INC.                COM         462622101        348     15,800 SH        SOLE                       15,800          0    0
KINROSS GOLD              COM         496902107        270    118,500 SH        DEFINED         1               0    118,500    0
K-SWISS, INC              COM         482686102      5,196    200,000 SH        SOLE            1               0    200,000    0
LEITCH                    COM         52543H107         90      9,700 SH        DEFINED         1               0      9,700    0
LIONS GATE INT            COM         535919203         56     14,100 SH        DEFINED         1               0     14,100    0
LODGENET ENTERTAINMENT    COM         540211109      2,302    160,000 SH        SOLE                       160000          0    0
MDC CORPORATION           COM         55267W309         32      5,300 SH        DEFINED         1               0      5,300    0
METHANEX                  COM         59151K108        423     27,600 SH        DEFINED         1               0     27,600    0
MOORE CORP, LTD           COM         615785102        573     37,200 SH        DEFINED         1               0     37,200    0
NABORS INDUSTRIES, INC.   COM         629568106      4,589    337,900 SH        SOLE                      337,900          0    0
NORANDA                   COM         655422103      1,543    130,000 SH        DEFINED         1               0    130,000    0
OPEN TEXT CORP.           COM         683715106        267      6,700 SH        DEFINED         1               0      6,700    0
PAN AMERICAN SILVER       COM         697900108        121     13,700 SH        DEFINED         1               0     13,700    0
PETRO CANADA              COM         71644E102      4,640    113,000 SH        DEFINED         1               0    113,000    0
POTASH CORP OF SASK       COM         73755L107        289      2,800 SH        DEFINED         1               0      2,800    0
QLT PHOTOTHERAPEUT        COM         746927102        447     22,700 SH        DEFINED         1               0     22,700    0
QUEBECOR PRINTING         COM         748203106      3,987     95,600 SH        DEFINED         1               0     95,600    0
RESEARCH IN MOTION        COM         760975102        803     19,900 SH        DEFINED         1               0     19,900    0
ROYAL BANK OF CDA         COM         788087102     12,279    230,800 SH        SOLE                            0          0    0
ROYAL GROUP TECH          COM         779915107        769     25,500 SH        DEFINED         1               0     25,500    0
SIERRA WIRELESS           COM         826516106        159      5,300 SH        DEFINED         1           4,600      4,600    0
STEINWAY MUSICAL INST.    COM         858495104     33,032  1,543,553 SH        SOLE                    1,543,553          0    0
TESCO CORP.               COM         88157K101        224     11,300 SH        DEFINED         1               0     11,300    0
TLC LASER EYE             COM         87255E108         68     12,600 SH        DEFINED         1               0     12,600    0
TORONTO DOMINION          COM         891160509     11,393    261,000 SH        DEFINED         1               0     22,300    0
TRANS CANADA PPLNS        COM         893526103      6,847    317,000 SH        SOLE                            0          0    0
VASOGEN                   COM         92232F103         96     15,200 SH        DEFINED         1               0     12,600    0
VERIZON COMMUNICATIONS    COM         92343V104      3,377     84,116 SH        SOLE                       84,116          0    0
WESTCAST INDUSTRIES       COM         92232F103        100      1,900 SH        DEFINED         1               0     12,600    0
WESTAIM CORP              COM         956909105        124     25,600 SH        DEFINED         1               0     22,300    0
ZI CORPORATION            COM         988918108        102     12,300 SH        DEFINED         1               0     10,800    0